Average Annual Total Returns - One Rock Fund		12 Months Ended					60 Months Ended	70 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025 [1]
Prospectus [Line Items]
Average Annual Return, Percent		49.28%					24.17%	36.23%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	40.71%					18.94%	29.87%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	32.39%					17.49%	27.60%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%					14.42%	17.16%
One Rock Fund
Prospectus [Line Items]
Average Annual Return, Percent		49.28%	50.42%	72.41%	(42.04%)	31.52%

[1]	Inception March 6, 2020.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
[3]	The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.